Share-based payment reserve - The Sasol Inzalo share transaction (Details) - R / shares			12 Months Ended
	Jun. 27, 2018	Jun. 04, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 25, 2018	May 31, 2008
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase and cancellation of shares			43,503,454
Sasol Inzalo share transaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of transfer of beneficial ownership						10.00%
Number of shares transferred						63,100,000
Repurchase and cancellation of shares	9,461,882	25,231,686
Share repurchase price		R 0.01			R 475.03
The Sasol Inzalo Foundation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity or by its subsidiaries or associates			9,461,882
Estimated share price at unwind of transaction to create value for participants			R 462.00	R 456.30